LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS	12 Months Ended
Dec. 31, 2022
Disclosure of amounts arising from insurance contracts [Abstract]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS
NOTE 31: LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS
Insurance contract and participating investment contract liabilities are comprised as follows:

	2022			2021
	Gross £m	Reinsurance[1] £m	Net £m	Gross £m	Reinsurance[1] £m	Net £m
Life insurance (see (1) below):
Insurance contracts	95,745	(595)	95,150	109,200	(740)	108,460
Participating investment contracts	10,541	–	10,541	13,623	–	13,623
	106,286	(595)	105,691	122,823	(740)	122,083
Non-life insurance contracts (see (2) below):
Unearned premiums	246	(17)	229	312	(16)	296
Claims outstanding	361	(2)	359	288	–	288
	607	(19)	588	600	(16)	584
Total	106,893	(614)	106,279	123,423	(756)	122,667
1    Reinsurance balances are reported within assets.
(1)    Life insurance
The movement in life insurance contract and participating investment contract liabilities over the year can be analysed as follows:

	Insurance contracts £m	Participating investment contracts £m	Gross £m	Reinsurance £m	Net £m
At 1 January 2021	102,424	13,041	115,465	(820)	114,645
New business	3,427	40	3,467	(110)	3,357
Changes in existing business	3,437	570	4,007	190	4,197
Change in liabilities charged to the income statement (note 10)	6,864	610	7,474	80	7,554
Exchange and other adjustments	(88)	(28)	(116)	–	(116)
At 31 December 2021	109,200	13,623	122,823	(740)	122,083
New business	4,151	18	4,169	(98)	4,071
Changes in existing business	(17,693)	(3,100)	(20,793)	243	(20,550)
Change in liabilities charged to the income statement (note 10)	(13,542)	(3,082)	(16,624)	145	(16,479)
Exchange and other adjustments	87	–	87	–	87
At 31 December 2022	95,745	10,541	106,286	(595)	105,691
Liabilities for insurance contracts and participating investment contracts can be split into with-profit fund liabilities, accounted for using the PRA’s realistic capital regime (realistic liabilities), and non-profit fund liabilities, accounted for using a prospective actuarial discounted cash flow methodology, as follows:

	2022			2021
	With-profit fund £m	Non-profit fund £m	Total £m	With-profit fund £m	Non-profit fund £m	Total £m
Insurance contracts	5,778	89,967	95,745	7,232	101,968	109,200
Participating investment contracts	5,435	5,106	10,541	6,641	6,982	13,623
Total	11,213	95,073	106,286	13,873	108,950	122,823
With-profit fund realistic liabilities
(i)    Business description
Scottish Widows Limited has the only with-profit funds within the Group. The primary purpose of the conventional and unitised business written in the with-profit funds is to provide a smoothed investment vehicle to policyholders, protecting them against short-term market fluctuations. Pay-outs may be subject to a guaranteed minimum pay-out if certain policy conditions are met. With-profit policyholders are entitled to at least 90 per cent of the distributed profits, with the shareholders receiving the balance. The policyholders are also usually insured against death and the policy may carry a guaranteed annuity option at retirement.
(ii)    Method of calculation of liabilities
With-profit liabilities are stated at their realistic value, the main components of which are:
•With-profit benefit reserve, the total asset shares for with-profit policies
•Cost of options and guarantees (including guaranteed annuity options)
•Deductions levied against asset shares
•Planned enhancements to with-profit benefit reserve
•Impact of the smoothing policy
(iii)    Assumptions
Key assumptions used in the calculation of with-profit liabilities, which reflect the impacts of COVID-19 that has also increased the level of uncertainty (in particular in relation to persistency and mortality assumptions) and the processes for determining these, are:
Investment returns and discount rates
With-profit fund liabilities are valued on a market-consistent basis, achieved by the use of a valuation model which values liabilities on a basis calibrated to tradable market option contracts and other observable market data. The with-profit fund financial options and guarantees are valued using a stochastic simulation model where all assets are assumed to earn, on average, the risk-free yield and all cash flows are discounted using the risk-free yield. The risk-free yield is defined as the spot yield derived from the relevant swap curve, adjusted for credit risk. Further information on significant options and guarantees is given below.
Guaranteed annuity option take-up rates
Certain pension contracts contain guaranteed annuity options that allow the policyholder to take an annuity benefit on retirement at annuity rates that were guaranteed at the outset of the contract. For contracts that contain such options, key assumptions in determining the cost of options are economic conditions in which the option has value, mortality rates and take-up rates of other options. The financial impact is dependent on the value of corresponding investments, interest rates and longevity at the time of the claim.
Investment volatility
The calibration of the stochastic simulation model uses implied volatilities of derivatives where possible, or historical volatility where it is not possible to observe meaningful prices.
Mortality
The mortality assumptions for the main classes of business are set with regard to recent Group experience and general industry trends, all of which are adjusted for smoker status and age/gender specific factors. The mortality tables used in the valuation are summarised below:

	2022	2021
Annuities	94% Bespoke tables CMI2021_{M/F}_(7.25)_ {3.0/2.8}%_{0.0/0.2}A_2013	94% Bespoke tables CMI2020_{M/F}_(7.25)_ {3.0/2.8}%_{0.3/0.4}A_2013
Whole of life assurance	Bespoke tables	Bespoke tables
Term assurance	88%–111% of TxxL08 tables	88%–111% of TxxL08 tables
Pensions	64%–77% of TxxL08 tables	64%–77% of TxxL08 tables
Savings	62%–74% of AxC00 tables	55%–80% of AxC00 tables
Lapse rates (persistency)
Lapse rates refer to the rate of policy termination or the rate at which policyholders stop paying regular premiums due under the contract.
Historical persistency experience is analysed using statistical techniques. As experience can vary considerably between different product types and for contracts that have been in force for different periods, the data is broken down into broadly homogenous groups for the purposes of this analysis.
The most recent experience is considered along with the results of previous analyses and management’s views on future experience, taking into consideration potential changes in future experience that may result from guarantees and options becoming more valuable under adverse market conditions, in order to determine a ‘best estimate’ view of what persistency will be. In determining this best estimate view a number of factors are considered, including the credibility of the results (which will be affected by the volume of data available), any exceptional events that have occurred during the period under consideration, any known or expected trends in underlying data and relevant published market data.
(iv)    Options and guarantees within the With-Profit Funds
The most significant options and guarantees provided from within the With-Profit Funds are in respect of guaranteed minimum cash benefits on death, maturity, retirement or certain policy anniversaries, and guaranteed annuity options on retirement for certain pension policies.
For those policies written in Scottish Widows pre-demutualisation containing potentially valuable options and guarantees, under the terms of the demutualisation scheme a separate memorandum account was set up, within the With-Profit Fund originally held in Scottish Widows plc and subsequently transferred into Scottish Widows Limited, called the Additional Account, which is available, inter alia, to meet any additional costs of providing guaranteed benefits in respect of those policies. The Additional Account had a value at 31 December 2022 of £1.9 billion (2021: £2.5 billion). The eventual cost of providing benefits on policies written both pre and post demutualisation is dependent upon a large number of variables, including future interest rates and equity values, demographic factors, such as mortality, and the proportion of policyholders who seek to exercise their options. The ultimate cost will therefore not be known for many years.
As noted above, the liabilities of the With-Profit Funds are valued using a market-consistent stochastic simulation model which places a value on the options and guarantees capturing both their intrinsic value and time value.
The most significant economic assumptions included in the model are risk-free yield and investment volatility.
Non-profit fund liabilities
(i)    Business description
The Group principally writes the following types of life insurance contracts within its non-profit funds. Shareholder profits on these types of business arise from management fees and other policy charges.
Unit-linked business
This includes unit-linked pensions and unit-linked bonds, the primary purpose of which is to provide an investment vehicle where the policyholder is also insured against death.
Life insurance
The policyholder is insured against death or permanent disability, usually for predetermined amounts. Such business includes whole of life and term assurance and long-term creditor policies.
Annuities
The policyholder is entitled to payments for the duration of their life and is therefore insured against surviving longer than expected.
(ii)    Method of calculation of liabilities
The non-profit fund liabilities are determined on the basis of recognised actuarial methods and involve estimating future policy cash flows over the duration of the in-force book of policies, and discounting the cash flows back to the valuation date allowing for probabilities of occurrence.
(iii)    Assumptions
Generally, assumptions used to value non-profit fund liabilities are prudent in nature and therefore contain a margin for adverse deviation. This margin for adverse deviation is based on management’s judgement and reflects management’s views on the inherent level of uncertainty. In calculating the value of non-profit fund liabilities, the impacts of COVID-19, which have increased the level of uncertainty, have been considered, in particular in relation to persistency and mortality. The key assumptions used in the measurement of non-profit fund liabilities are:
Interest rates
The rates of interest used are determined by reference to a number of factors including the redemption yields on fixed interest assets at the valuation date.
Margins for risk are allowed for in the assumed interest rates, including reductions made to the available yields to allow for default risk based upon the credit rating of the securities allocated to the insurance liability.
Mortality and morbidity
The mortality assumptions for the main classes of business are as follows:

	2022	2021
Annuities	94% Bespoke tables CMI2021_{M/F}_(7.25)_ {3.0/2.8}%_{0.0/0.2}A_2013	94% Bespoke tables CMI2020_{M/F}_(7.25)_ {3.0/2.8}%_{0.3/0.4}A_2013
Whole of life assurance	Bespoke tables	Bespoke tables
Term assurance	88%–111% of TxxL08 tables	88%–111% of TxxL08 tables
Pensions	64%–77% of TxxL08 tables	64%–77% of TxxL08 tables
Savings	62%–74% of AxC00 tables	55%–80% of AxC00 tables
Lapse rates (persistency)
Lapse rates are allowed for on some non-profit fund contracts. The process for setting these rates is as described for with-profit liabilities, however a prudent scenario is assumed by the inclusion of a margin for adverse deviation within the non-profit fund liabilities.
Maintenance expenses
Allowance is made for future policy costs explicitly. Expenses are determined by reference to an internal analysis of current and expected future costs plus a margin for adverse deviation. Explicit allowance is made for future expense inflation.
Key changes in assumptions
A detailed review of the Group’s demographic and expense assumptions in 2022 resulted in a net gain of £348 million (2021: net gain of £43 million). The following were the key impacts on profit before tax:
•Change in persistency assumptions (£229 million increase (2021: £15 million decrease))
•Change in the assumption in respect of current and future mortality and morbidity rates (£112 million increase (2021: £149 million increase))
•Change in expense assumptions (£9 million increase (2021: £94 million decrease))
These amounts include the impacts of movements in liabilities and value of the in-force business in respect of insurance contracts and participating investment contracts.
(iv)    Options and guarantees outside the With-Profit Funds
A number of typical guarantees are provided outside the With-Profit Funds such as guaranteed payments on death (for example term assurance) or guaranteed income for life (for example annuities). Caps and floors on inflation-linked increases to benefits and premiums across the annuities and protection business form additional guarantees within the Group’s insurance business. Key assumptions affecting the time value of these guarantees are inflation, inflation volatility and interest rates. At 31 December 2022, additional reserves of £74 million were held to cover the time value of these guarantees. In addition, certain personal pension policyholders in Scottish Widows, for whom reinstatement to their occupational pension scheme was not an option, have been given a guarantee that their pension and other benefits will correspond in value to the benefits of the relevant occupational pension scheme. The key assumptions affecting the ultimate value of the guarantee are future salary growth, gilt yields at retirement, annuitant mortality at retirement, marital status at retirement and future investment returns. There is currently a provision, calculated on a deterministic basis, of £30 million (2021: £61 million) in respect of those guarantees.
(2)    Non-life insurance
For non-life insurance contracts, the methodology and assumptions used in relation to determining the bases of the earned premium and claims provisioning levels are derived for each individual underwritten product. Assumptions represent the Group’s estimates of the most likely or expected outcome, with a margin added for uncertainty reserves. There has been no significant change in the assumptions and methodologies used for setting reserves.
The movements in non-life insurance contract liabilities and reinsurance assets over the year have been as follows:

	2022 £m	2021 £m
Provisions for unearned premiums
Gross provision at 1 January	312	330
Increase in the year	494	624
Release in the year	(560)	(642)
Change in provision for unearned premiums charged (credited) to income statement	(66)	(18)
Gross provision at 31 December	246	312
Reinsurers’ share	(17)	(16)
Net provision at 31 December	229	296
These provisions represent the liability for short-term insurance contracts for which the Group’s obligations are not expired at the year end.

	2022 £m	2021 £m
Claims outstanding
Gross claims outstanding at 1 January	288	265
Cash paid for claims settled in the year	(342)	(305)
Increase in liabilities charged to the income statement[1]	415	328
	73	23
Gross claims outstanding at 31 December	361	288
Reinsurers’ share	(2)	–
Net claims outstanding at 31 December	359	288
Notified claims	208	177
Incurred but not reported	151	111
Net claims outstanding at 31 December	359	288
1    Of which an increase of £402 million (2021: increase of £367 million) was in respect of current year claims and an increase of £13 million (2021: decrease of £39 million) was in respect of prior year claims.
These claims liabilities are not discounted because they are typically settled within three years.